                     MORGAN STANLEY FINANCIAL SERVICES TRUST
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                              October 5, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:  Morgan Stanley Financial Services Trust
     File Number - 333-16177
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus that would have been filed under Section 497(c) would not have differed from the Prospectus contained in the text of the Registrants most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on September 28, 2005.

                                               Very truly yours,
                                               /s/ Alice J. Gerstel
                                                   ----------------
                                               Alice J. Gerstel
                                               Assistant Secretary

cc:  Amy R. Doberman, Esq.
     Larry Greene